Commitments and Contingencies - Schedule of Capital Commitments Contracted but not Yet Reflected (Details)	Jun. 30, 2025 USD ($)
Schedule of Capital Commitments Contracted but not Yet Reflected [Abstract]
Capital commitment, Total	$ 21,510,344
Capital commitment, Less than 1 year	18,639,286
Capital commitment, 1 – 3 years	2,871,058
Capital commitment, 3 – 5 years
Capital commitment, More than 5 years